UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS (USED IN)/PROVIDED BY OPERATING ACTIVITIES
Loss before tax		$ (99,130)	$ (59,788)
Adjustments for:
Finance income		(12,056)	(13,870)
Finance costs		5,061	5,475
Provision for inventory reserve		(3,798)	1,757
Loss on asset impairment		970	0
Depreciation of property, plant and equipment		2,284	2,796
Loss on disposal of property, plant and equipment		53	2
Amortization of intangible assets		128	885
Depreciation of right-of-use assets		2,787	2,041
Fair value gains on financial assets measured at fair value through profit or loss		0	(449)
Foreign currency exchange loss/(gain), net		55,192	(49,056)
Equity-settled share-based compensation expense		15,946	18,703
Deferred government grant		(134)	(157)
Cash flows provided by (used in) operations before changes in working capital		(32,697)	(91,661)
Decrease in trade receivables		5,918	96,734
Increase in prepayments, other receivables and other assets		(48,586)	(16,266)
Decrease in other non-current assets		473	77
Increase in collaboration inventories		(3,232)	(4,470)
Increase in trade payables	[1]	19,510	22,796
(Decrease)/increase in other payables and accruals	[1]	(38,635)	7,380
Increase/(decrease) in other non-current liabilities		0	(25)
Decrease in contract liabilities, net		(9,037)	(12,181)
Cash (used in)/provided by operations		(106,286)	2,384
Interest income received		14,957	13,479
Income tax (paid)/received		(11,926)	71
Interest on lease payments		(499)	(416)
Net cash (used in)/provided by operating activities		(103,754)	15,518
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES
Purchase of property, plant and equipment		(2,002)	(6,243)
Prepayment to collaborator for collaboration assets		(15,358)	(16,541)
Purchase of financial assets measured at fair value through profit or loss		0	(150,308)
Cash receipts of investment income		0	663
Proceeds from disposal of property, plant and equipment		0	(2)
Addition in time deposits		(100,000)	(721,990)
Decrease in time deposits		374,000	498,273
Net cash provided by/(used in) investing activities		256,640	(396,148)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from exercise of share options		1,444	1,589
Principal portion of lease payments		(777)	(758)
Net cash provided by financing activities		667	831
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		153,553	(379,799)
Effect of foreign exchange rate changes, net		1,400	(343)
Cash and cash equivalents at beginning of year		286,749	1,277,713
CASH AND CASH EQUIVALENTS AT END OF PERIOD		441,702	897,571
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		1,005,450	1,156,674
Less: Pledged deposits		70	359
Time deposits		563,678	258,744
Cash and cash equivalents as stated in the statement of financial position		441,702	897,571
Cash and cash equivalents as stated in the statement of cash flows		$ 441,702	$ 897,571

[1]	Certain prior year amounts have been reclassified between increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes